Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Marketable Securities [Table Text Block]
	December 31, 2019
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$27,624	$24	$(11)	$27,637
Government debentures	4,930	-	-	4,930
	32,554	24	(11)	32,567

Matures after one year through three years:
Corporate debentures	91,887	575	(117)	92,345
Government debentures	3,030	21	(3)	3,048
	94,917	596	(120)	95,393

Total	$127,471	$620	$(131)	$127,960

	December 31, 2018
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Matures within one year:
Corporate debentures	$3,999	$-	$(18)	$3,981
	3,999	-	(18)	3,981

Matures after one year through three years:
Corporate debentures	33,698	29	(346)	33,381
Government debentures	11,360	-	(138)	11,222
	45,058	29	(484)	44,603

Total	$49,057	$29	$(502)	$48,584

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2019
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$57,753	$(127)	$3,801	$(1)	$61,554	$(128)
Government debentures	2,552	(3)	-	-	2,552	(3)

Total	$60,305	$(130)	$3,801	$(1)	$64,106	$(131)

	December 31, 2018
	Less than 12 months		12 months or greater		Total
	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses

Corporate debentures	$12,017	$(126)	$16,547	$(238)	$28,564	$(364)
Government debentures	8,864	(117)	2,357	(21)	11,221	(138)

Total	$20,881	$(243)	$18,904	$(259)	$39,785	$(502)

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$127,960	$-	$127,960
Foreign currency derivative contracts	-	16	-	16

Total financial assets	$-	$127,976	$-	$127,976

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$48,584	$-	$48,584

Total financial assets	$-	$48,584	$-	$48,584

Liabilities:
Foreign currency derivative contracts	$-	$111	$-	$111

Total financial liabilities	$-	$111	$-	$111